Cover	Aug. 11, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 11, 2025
Entity Registrant Name	INTERNATIONAL MONEY EXPRESS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37986
Entity Tax Identification Number	47-4219082
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33156
City Area Code	305
Local Phone Number	671-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock ($0.0001 par value)
Trading Symbol	IMXI
Entity Emerging Growth Company	false
Entity Central Index Key	0001683695
Amendment Flag	false
Entity Address, Address Line One	9100 South Dadeland Blvd., Suite 1100